Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2017		2016
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency type	(Depreciation)	Total	(Depreciation)	Total

Australian dollar	$ (183,244)	7.61%	$ 105,762	3.03%
British pound	697,560	(28.97)	342,757	9.83
Canadian dollar	32,963	(1.37)	18,172	0.52
Euro	(2,546,180)	105.75	1,804,081	51.73
Hong Kong dollar	44,286	(1.84)	25,696	0.74
Japanese yen	423,509	(17.59)	328,773	9.43
Korean won	128,550	(5.34)	178,170	5.11
Norwegian krone	(149,119)	6.19	(62,154)	(1.78)
Polish zloty	41,937	(1.74)	(29,479)	(0.85)
Singapore dollar	6,722	(0.28)	(3,172)	(0.09)
South African rand	12,332	(0.51)	11,387	0.33
Swedish krona	(134,531)	5.59	(80,833)	(2.32)
Turkish lira	(152,275)	6.32	(25,346)	(0.73)
U.S. dollar	(630,277)	26.18	873,981	25.05

Total	$ (2,407,767)	100.00%	$ 3,487,795	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2017

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 2,044,382	$ (4,305)	$ 62,040	$ (279,130)	$ 1,822,987
Grains	-	(4,300)	91,250	(42,105)	44,845
Interest rates	299,972	(1,818,823)	223,213	(46,887)	(1,342,525)
Livestock	-	-	1,010	(6,250)	(5,240)
Metals	2,071,113	(10,627)	4,289	(2,206,537)	(141,762)
Softs	71,420	(1,160)	10,163	(59,062)	21,361
Stock indices	1,468,203	(1,049,135)	187,975	(327,897)	279,146
Total futures contracts	5,955,090	(2,888,350)	579,940	(2,967,868)	678,812

Forward currency contracts	1,488,604	(1,039,451)	570,004	(4,105,736)	(3,086,579)

Total futures and
forward currency contracts	$ 7,443,694	$ (3,927,801)	$ 1,149,944	$ (7,073,604)	$ (2,407,767)

Fair Value of Futures and Forward Currency Contracts at December 31, 2016

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 53,954	$ (11,966)	$ 16,170	$ (84,920)	$ (26,762)
Grains	-	(1,890)	62,693	(40,138)	20,665
Interest rates	1,791,090	(247,007)	60	(21,686)	1,522,457
Livestock	1,000	-	-	-	1,000
Metals	450,329	(359,582)	298,763	(160,225)	229,285
Softs	10	(6,435)	49,155	(53,993)	(11,263)
Stock indices	1,255,987	(435,529)	14,600	(228,216)	606,842
Total futures contracts	3,552,370	(1,062,409)	441,441	(589,178)	2,342,224

Forward currency contracts	321,028	(792,658)	1,965,153	(347,952)	1,145,571

Total futures and
forward currency contracts	$ 3,873,398	$ (1,855,067)	$ 2,406,594	$ (937,130)	$ 3,487,795

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2017	2016

Futures contracts:
Energies	$(1,738,009)	$(4,760,581)
Grains	(1,479,008)	1,911,714
Interest rates	(1,083,060)	9,847,702
Livestock	(68,880)	36,620
Metals	(185,467)	(764,495)
Softs	627,314	(624,741)
Stock indices	26,053,277	11,822,774

Total futures contracts	22,126,167	17,468,993

Forward currency contracts	(8,891,253)	5,996,966

Total futures and
forward currency contracts	$13,234,914	$23,465,959

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2017		2016
Sector	Long positions	Short positions	Long positions	Short positions

Futures contracts:
Energies	$ 16,978,548	$ 14,610,302	$ 6,933,073	$ 7,110,258
Grains	126,692	17,716,023	2,424,926	10,970,125
Interest rates	329,513,189	16,609,884	317,933,089	4,975,488
Livestock	234,496	640,610	37,632	918,578
Metals	11,723,296	7,793,547	5,709,509	9,853,000
Softs	646,820	3,414,208	1,685,268	1,264,396
Stock indices	141,294,029	13,167,165	91,983,101	7,974,171

Total futures contracts	500,517,070	73,951,739	426,706,598	43,066,016

Forward currency contracts	65,013,107	90,437,129	60,771,490	69,689,041

Total futures and
forward currency contracts	$ 565,530,177	$ 164,388,868	$ 487,478,088	$ 112,755,057

Offsetting Of Derivative Assets And Liabilities

Offsetting derivative assets and liabilities at December 31, 2017

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$2,264,296	$(1,564,578)	$699,718
Total assets	$2,264,296	$(1,564,578)	$699,718

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Futures contracts
Counterparty I	$4,291,640	$(4,270,734)	$20,906
Total futures contracts	4,291,640	(4,270,734)	20,906

Forward currency contracts
Counterparty G	2,184,442	(834,415)	1,350,027
Counterparty H	2,960,745	(1,224,193)	1,736,552
Total forward currency contracts	5,145,187	(2,058,608)	3,086,579

Total liabilities	$9,436,827	$(6,329,342)	$3,107,485

    (Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 699,718	$ -	$ (699,718)	$ -
Total	$ 699,718	$ -	$ (699,718)	$ -

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$ 1,350,027	$ -	$ (1,350,027)	$ -
Counterparty H	1,736,552	-	(1,736,552)	-
Counterparty I	20,906	-	(20,906)	-

Total	$ 3,107,485	$ -	$ (3,107,485)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2017.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2017.

    (Concluded)

Offsetting derivative assets and liabilities at December 31, 2016

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$2,601,420	$(830,682)	$1,770,738
Counterparty I	1,392,391	(820,905)	571,486
Total futures contracts	3,993,811	(1,651,587)	2,342,224

Forward currency contracts
Counterparty G	1,084,114	(470,463)	613,651
Counterparty H	1,202,067	(670,147)	531,920
Total forward currency contracts	2,286,181	(1,140,610)	1,145,571

Total assets	$6,279,992	$(2,792,197)	$3,487,795

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,770,738	$ -	$ (1,770,738)	$ -
Counterparty G	613,651	-	-	613,651
Counterparty H	531,920	-	-	531,920
Counterparty I	571,486	-	(571,486)	-

Total	$ 3,487,795	$ -	$ (2,342,224)	$ 1,145,571

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2016.